SEGMENTED INFORMATION - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Revenue	$ 18,286,000,000	$ 12,829,000,000	$ 34,696,000,000	$ 29,415,000,000
Interest expense	(1,831,000,000)	(1,715,000,000)	(3,661,000,000)	(3,567,000,000)
Funds From Operations From Equity Accounted Investments	816,000,000	622,000,000	1,772,000,000	1,348,000,000
Realized disposition gains in fair value changes or equity	488,000,000	469,000,000	2,212,000,000	562,000,000
Realized disposition gains related to prior periods	491,000,000	(5,000,000)	1,400,000,000	38,000,000
Realized disposition gains recorded directly in equity	$ 0	479,000,000	$ 751,000,000	534,000,000
Number of operating business groups	5		5
Number of reportable segments	7		7
Realized Disposition Gain (Loss), in Fair Value Changes	$ (3,000,000)	5,000,000	$ 20,000,000	10,000,000
Asset management
Disclosure of operating segments [line items]
Revenue	91,000,000	55,000,000	168,000,000	116,000,000
Funds From Operations From Equity Accounted Investments	74,000,000	67,000,000	311,000,000	119,000,000
Private Equity
Disclosure of operating segments [line items]
Revenue	11,134,000,000	7,247,000,000	20,846,000,000	17,339,000,000
Funds From Operations From Equity Accounted Investments	86,000,000	80,000,000	173,000,000	196,000,000
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,267,000,000	828,000,000	2,835,000,000	1,698,000,000
Intersegment interest income and other revenues	6,000,000	4,000,000	17,000,000	1,000,000
Interest expense	11,000,000	0	18,000,000	0
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	1,134,000,000	688,000,000	2,539,000,000	1,433,000,000
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	128,000,000	144,000,000	283,000,000	265,000,000
Revenue from construction contracts	$ 127,000,000	$ 144,000,000	$ 279,000,000	$ 264,000,000